OTHER INCOME, BY FUNCTION (Details) - Schedule of other income by function - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other income by function [Abstract]
Coalition and loyalty program Multiplus				$ 36,172
Tours		11,209	22,499	96,997
Aircraft leasing		6,852	46,045	102,704
Customs and warehousing		27,089	25,138	29,353
Duty free				543
Maintenance		15,602	18,579	10,471
Income from non-airlines products Latam Pass		40,481	42,913	42,791
Other miscellaneous income	[1]	126,098	255,828	41,833
Total		$ 227,331	$ 411,002	$ 360,864

[1]	Included within this amount is ThUS$118,188 of 2021 and ThUS$132,467 of 2020 corresponding to the compensation of Delta Air Lines Inc for the JBA signed in 2019.